Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	April 30, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Select Portfolios (the trust):

Air Transportation Portfolio
Automotive Portfolio
Banking Portfolio
Biotechnology Portfolio
Brokerage and Investment Management Portfolio
Chemicals Portfolio
Communications Equipment Portfolio
Computers Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Consumer Finance Portfolio
Consumer Staples Portfolio
Defense and Aerospace Portfolio
Electronics Portfolio
Energy Portfolio
Energy Service Portfolio
Environment and Alternative Energy Portfolio
Financial Services Portfolio
Gold Portfolio
Health Care Portfolio
Industrial Equipment Portfolio
Industrials Portfolio
Insurance Portfolio
IT Services Portfolio
Leisure Portfolio
Materials Portfolio
Medical Delivery Portfolio
Medical Equipment and Systems Portfolio
Multimedia Portfolio
Natural Gas Portfolio
Natural Resources Portfolio
Pharmaceuticals Portfolio
Retailing Portfolio
Software and Computer Services Portfolio
Technology Portfolio
Telecommunications Portfolio
Transportation Portfolio
Utilities Portfolio
Wireless Portfolio (the funds)

File Nos. 002-69972 and 811-03114

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust